Provisions and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Provisions and contingencies [Abstract]
Schedule of Provisions and Contingencies
	2023	2022
Contingencies
Balance as of January 1	$138	$501
Effect of changes in foreign exchange rates	8	28
Provisions made	91	7
Provisions used	(42)	(41)
Balance as of June 30	$195	$495